Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2014
Supplement [Text Block]	jif_SupplementTextBlock
Janus Investment Fund

Janus Diversified Alternatives Fund

Supplement dated March 13, 2015
to Currently Effective Prospectuses

On March 11, 2015, the Board of Trustees of Janus Diversified Alternatives Fund (the “Fund”) approved a change to the principal investment strategies of the Fund. The change reflects an increase in the Fund’s targeted volatility level and as a result the Fund’s notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) will typically range from 300% to 400% of the Fund’s net assets. As a result of these changes, the Fund is expected to experience increased volatility relative to its benchmark index, the Barclays U.S. Aggregate Bond Index, and will have a higher risk profile than is currently in effect. These changes are effective on or about May 26, 2015.

1. The following changes apply to the Fund Summary section of the Prospectus.

The following replaces in its entirety the twelfth paragraph found under “Principal Investment Strategies”:

The Fund intends to target an annualized volatility of approximately 6%, with an expected range of approximately 5-7%. By comparison, the 15-year historical volatility level of the Barclays U.S. Aggregate Bond Index was approximately 3.5%. The actual volatility level of the Fund may be higher or lower than its target volatility depending on market conditions. The Fund’s exposure to derivatives will create a leveraging effect on the portfolio where market exposure exceeds amounts invested. Through its investments in derivatives, it is expected that the Fund’s gross notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) will range from 300% to 400% of the Fund’s net assets. This leverage will vary over time and may be significant. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities and may negatively affect the Fund’s ability to achieve its investment objective.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Management Risk. The Fund’s ability to achieve its investment objective depends largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests. There is a risk that the returns provided by an individual risk premium may be subject to high volatility and that the portfolio managers’ beliefs about the risk, expected returns and correlation properties of various risk premia may be incorrect. In particular, the Fund’s target volatility of 6% is expected to subject the Fund to increased volatility relative to its benchmark index, the Barclays U.S. Aggregate Bond Index, and as compared to the Fund’s prior investment approach. A relatively small price movement in a derivatives position may result in an immediate and substantial loss to the Fund. Further, the Fund’s ability to achieve its investment objective also depends on the successful allocation of the Fund’s assets among various risk premia and asset classes, and you could lose money on your investment in the Fund as a result of these allocations. There is also a risk that the Fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated, and the Fund will not meet its investment objective. Finally, Janus Capital has limited experience managing a risk premia investment strategy, and there is no guarantee that the investment techniques and analysis used by the Fund’s portfolio managers will produce the desired results.

Please retain this Supplement with your records.

Janus Diversified Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock
Janus Investment Fund

Janus Diversified Alternatives Fund

Supplement dated March 13, 2015
to Currently Effective Prospectuses

On March 11, 2015, the Board of Trustees of Janus Diversified Alternatives Fund (the “Fund”) approved a change to the principal investment strategies of the Fund. The change reflects an increase in the Fund’s targeted volatility level and as a result the Fund’s notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) will typically range from 300% to 400% of the Fund’s net assets. As a result of these changes, the Fund is expected to experience increased volatility relative to its benchmark index, the Barclays U.S. Aggregate Bond Index, and will have a higher risk profile than is currently in effect. These changes are effective on or about May 26, 2015.

1. The following changes apply to the Fund Summary section of the Prospectus.

The following replaces in its entirety the twelfth paragraph found under “Principal Investment Strategies”:

The Fund intends to target an annualized volatility of approximately 6%, with an expected range of approximately 5-7%. By comparison, the 15-year historical volatility level of the Barclays U.S. Aggregate Bond Index was approximately 3.5%. The actual volatility level of the Fund may be higher or lower than its target volatility depending on market conditions. The Fund’s exposure to derivatives will create a leveraging effect on the portfolio where market exposure exceeds amounts invested. Through its investments in derivatives, it is expected that the Fund’s gross notional investment exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) will range from 300% to 400% of the Fund’s net assets. This leverage will vary over time and may be significant. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities and may negatively affect the Fund’s ability to achieve its investment objective.

The following replaces in its entirety the corresponding paragraph found under “Principal Investment Risks”:

Management Risk. The Fund’s ability to achieve its investment objective depends largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests. There is a risk that the returns provided by an individual risk premium may be subject to high volatility and that the portfolio managers’ beliefs about the risk, expected returns and correlation properties of various risk premia may be incorrect. In particular, the Fund’s target volatility of 6% is expected to subject the Fund to increased volatility relative to its benchmark index, the Barclays U.S. Aggregate Bond Index, and as compared to the Fund’s prior investment approach. A relatively small price movement in a derivatives position may result in an immediate and substantial loss to the Fund. Further, the Fund’s ability to achieve its investment objective also depends on the successful allocation of the Fund’s assets among various risk premia and asset classes, and you could lose money on your investment in the Fund as a result of these allocations. There is also a risk that the Fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated, and the Fund will not meet its investment objective. Finally, Janus Capital has limited experience managing a risk premia investment strategy, and there is no guarantee that the investment techniques and analysis used by the Fund’s portfolio managers will produce the desired results.

Please retain this Supplement with your records.